Income Taxes - Summary of U.S and Foreign (loss) / Income Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
U.S.	$ (17,518)	$ (15,510)	$ 1,942
Foreign	(88,577)	(148,797)	(28,077)
Total	$ (106,095)	$ (164,307)	$ (26,135)